Share-based Compensation - Narrative (Details)		2 Months Ended	3 Months Ended			6 Months Ended
	Sep. 18, 2023 USD ($) employee $ / shares shares	Jun. 30, 2022 employee	Sep. 30, 2023 USD ($) $ / shares shares	Sep. 30, 2022 USD ($)	Jun. 30, 2022 USD ($)	Sep. 30, 2023 USD ($) $ / shares shares	Sep. 30, 2022 USD ($)	Mar. 31, 2023 USD ($) $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation cost (credit)			$ 518,000,000	$ 46,000,000		$ 676,000,000	$ 59,000,000
Share-based compensation, tax benefit (expense)						0
Additional paid-in capital			1,979,000,000			1,979,000,000		$ 1,216,000,000
Non-current portion of accrued compensation and share-based compensation increase (decrease)			19,000,000			19,000,000		152,000,000
Accrued compensation and benefits and share-based compensation increase (decrease)			159,000,000			159,000,000		589,000,000
IPO
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Sale of stock (in dollars per share) | $ / shares	$ 51
Reclassification, Other Current Liabilities
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Additional paid-in capital								18,400,000
Reclassification, Other Noncurrent Liabilities
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Additional paid-in capital								13,800,000
2019 AEP
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation cost (credit)	$ 217,200,000		340,900,000	(6,000,000.0)		421,600,000	(1,400,000)
Share-based compensation, tax benefit (expense)			21,300,000	(500,000)		35,600,000	200,000
Number of grantees affected by modification | employee	5,251
2019 AEP | Reclassification, Other Noncurrent Liabilities
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Additional paid-in capital	$ 306,600,000
Non-current portion of accrued compensation and share-based compensation increase (decrease)	(306,600,000)
2019 EIP
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation cost (credit)	4,100,000		5,400,000	4,100,000		6,200,000	3,500,000
Share-based compensation, tax benefit (expense)			(100,000)	700,000			600,000
Additional paid-in capital			9,800,000			9,800,000
Non-current portion of accrued compensation and share-based compensation increase (decrease)								$ 3,600,000
Weighted average grant date fair value per RSU, expected to vest (in dollars per share) | $ / shares								$ 37.43
Share-based awards, liability paid			0	0		0	0
2019 EIP | Reclassification, Other Noncurrent Liabilities
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Additional paid-in capital	5,700,000
Non-current portion of accrued compensation and share-based compensation increase (decrease)	$ (5,700,000)
Restricted Stock Units (RSUs) | 2019 AEP
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation cost (credit)					$ 11,800,000
Additional paid-in capital			527,700,000			527,700,000
Non-current portion of accrued compensation and share-based compensation increase (decrease)			$ 6,400,000			$ 6,400,000		$ 114,200,000
Vesting period	180 days
Number of grantees affected by modification | employee		435
Cash payment, conversion of percent held		50.00%
Incremental share-based compensation costs, retention option					$ 2,200,000
Expected to vest (in shares) | shares			11,430,351			11,430,351
Weighted average grant date fair value per RSU, expected to vest (in dollars per share) | $ / shares			$ 54.47			$ 54.47
Unrecognized share-based compensation			$ 88,400,000			$ 88,400,000
Unrecognized share-based compensation, recognition period						6 months
Share-based awards, liability paid							15,900,000
Outstanding (in shares) | shares			11,430,351			11,430,351		11,601,185
Restricted Stock Units (RSUs) | 2019 EIP
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected to vest (in shares) | shares			0			0		192,999
Weighted average grant date fair value per RSU, expected to vest (in dollars per share) | $ / shares			$ 0			$ 0
Outstanding (in shares) | shares			0			0		192,999
Restricted Stock Units (RSUs) | 2022 RSU Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation cost (credit)			$ 152,100,000	48,000,000.0		$ 215,500,000	57,500,000
Share-based compensation, tax benefit (expense)			21,500,000	9,100,000		33,300,000	10,500,000
Additional paid-in capital			$ 208,100,000			$ 208,100,000		$ 1,900,000
Number of grantees affected by modification | employee	5,041
Expected to vest (in shares) | shares			27,458,949			27,458,949		284,036,000,000
Weighted average grant date fair value per RSU, expected to vest (in dollars per share) | $ / shares			$ 40.69			$ 40.69		$ 40.47
Unrecognized share-based compensation			$ 910,300,000			$ 910,300,000
Unrecognized share-based compensation, recognition period						1 year 3 months 18 days
Share-based awards, liability paid						$ 244,000,000
Outstanding (in shares) | shares			27,458,949			27,458,949		11,129,734
Accelerated share-based compensation	$ 17,700,000
Accrued compensation and benefits and share-based compensation increase (decrease)								$ 234,800,000
Phantom Share Units (PSUs)
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation cost (credit)			$ 0	$ 500,000		$ 0	$ 800,000
Share-based compensation, tax benefit (expense)			$ 0			0
Non-current portion of accrued compensation and share-based compensation increase (decrease)								$ 1,100,000
Share-based awards, liability paid						$ 900,000
Outstanding (in shares) | shares			0			0		0
Accrued compensation and benefits and share-based compensation increase (decrease)								$ 1,100,000
Executive Awards | 2022 RSU Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation cost (credit)	$ 9,800,000		$ 20,300,000			$ 33,700,000
Share-based compensation, tax benefit (expense)			(1,500,000)			1,000,000.0
Additional paid-in capital			$ 40,900,000			$ 40,900,000
Number of grantees affected by modification | employee	14
Expected to vest (in shares) | shares			1,286,967			1,286,967
Weighted average grant date fair value per RSU, expected to vest (in dollars per share) | $ / shares			$ 51.00			$ 51.00
Unrecognized share-based compensation			$ 54,700,000			$ 54,700,000
Unrecognized share-based compensation, recognition period						1 year 3 months 18 days
Share-based awards, liability paid						$ 25,000,000
Outstanding (in shares) | shares			1,286,967			1,286,967		0
Shares issued (in shares) | shares	1,875,202
Liabilities for awards								$ 32,200,000
Executive Awards | 2022 RSU Plan | Reclassification, Other Current Liabilities
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Additional paid-in capital	$ 9,100,000
Accrued compensation and benefits and share-based compensation increase (decrease)	(9,100,000)							(18,400,000)
Executive Awards | 2022 RSU Plan | Reclassification, Other Noncurrent Liabilities
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Additional paid-in capital	20,200,000
Non-current portion of accrued compensation and share-based compensation increase (decrease)	$ (20,200,000)							$ (13,800,000)
Restricted Stock Units, Liability-Classified | 2019 AEP
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected to vest (in shares) | shares			146,252			146,252		11,601,185
Weighted average grant date fair value per RSU, expected to vest (in dollars per share) | $ / shares			$ 51.32			$ 51.32		$ 23.33